Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (11,706)	$ (13,601)	$ (16,690)	$ (29,885)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash lease expense	6	(2)	(9)	4
Depreciation and amortization	78	162	199	264
Stock-based compensation expense	864	1,302	1,724	2,414
Change in fair value of warrant liabilities	(1,314)	233	(629)	(1,704)
Other expenses representing transaction costs allocated to the issuance of warrants				574
Loss on impairment and disposal of property and equipment	25	(3)	28	64
Forgiveness of DECD loan		(1,000)	(1,000)
Financing expense for entering into 2023 Equity Line of Credit Agreement		258	258
Changes in operating assets and liabilities:
Accounts receivable	205	(345)	(214)	(218)
Prepaid expenses and other assets	560	1,011	577	33
Inventories	(63)	15	89	(142)
Accounts payable	1,290	501	380	(620)
Accrued liabilities	(369)	(313)	(539)	(1,838)
Other liabilities	(668)	(662)	(68)	(14)
Net cash used in operating activities	(11,092)	(12,444)	(15,894)	(31,068)
Cash flows from investing activities:
Purchase of property and equipment	(37)	(12)	(24)	(232)
Net cash used in investing activities	(37)	(12)	(24)	(232)
Cash flows from financing activities:
Principal repayment of DECD loan	(35)	(148)	(148)	(261)
Proceeds from issuance of common stock from exercise of stock options				13
Proceeds from issuance of common stock			202
Payment of stock issuance costs			(134)
Proceeds from equity line of credit			1,177
Proceeds from registered direct offering			4,716
Payment of issuance costs for registered direct offering			(597)
Proceeds from public offering				9,000
Payment of issuance costs for public offering				(1,325)
Net cash provided by financing activities	10,407	4,255	5,216	7,427
Net decrease in cash, cash equivalents and restricted cash	(722)	(8,201)	(10,702)	(23,873)
Cash, cash equivalents and restricted cash, beginning of the period	2,855	13,557	13,557	37,430
Cash, cash equivalents and restricted cash, end of the period	2,133	5,356	2,855	13,557
Cash and cash equivalents	2,133	5,100	2,597	13,306
Restricted cash		256	258	251
Cash and cash equivalents, and restricted cash	2,133	5,356	2,855	13,557
Supplemental disclosure of cash flow information:
Cash paid for interest	43	41	45	77
Supplemental disclosure of noncash investing and financing activities:
Increase in right-of-use assets	169	318	318
Fair value of warrants issued in conjunction with common stock offering				$ 3,984
Forgiveness of DECD loan		(1,000)
Fair value of Warrants issued in conjunction with Warrant Inducement Agreement	1,323
Commitment shares for equity line of credit		258
At The Market Offering Agreement [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock		202
Payment of stock issuance costs		(134)
Equity Line of Credit Agreement [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	1,901	178
2023 Direct Offering [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock		4,716
Payment of stock issuance costs		(559)
2024 Direct Offering [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	5,563
Payment of stock issuance costs	(733)
Warrant Inducement Agreement [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	2,139
Payment of stock issuance costs	(277)
Securities Purchase Agreements [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	11
Private Placement Offering [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	1,910
Payment of stock issuance costs	$ (72)